Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer, or the PEO, and Non-PEO named executive officers, or the Non-PEO NEOs, and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based on: (4)
Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D.(1) ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. (1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1),(2),(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($)	Non-GAAP Diluted EPS (5)
2022	5,057,195	1,862,866	1,707,689	791,613	135.30	118.35	298.5	$2.34
2021	5,594,539	14,300,157	1,966,675	3,821,804	165.58	172.65	280.6	$2.10
2020	4,081,963	5,086,157	1,464,473	1,745,100	106.58	135.89	161.4	$1.35

(1)
Frank H. Laukien, Ph.D. was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Gerald N. Herman	Gerald N. Herman	Gerald N. Herman
Mark R. Munch, Ph.D.	Mark R. Munch, Ph.D.	Mark R. Munch, Ph.D.
Juergen Srega	Juergen Srega	Juergen Srega
Falko Busse, Ph.D.	Falko Busse, Ph.D.	Falko Busse, Ph.D.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column reflect the totals reported in the “Stock Awards” and “Option Awards” in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the applicable year.

Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Frank H. Laukien, Ph.D. ($)	Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. ($)
2022	5,057,195	(3,241,398)	47,069	1,862,866
2021	5,594,539	(3,158,589)	11,864,207	14,300,157
2020	4,081,963	(2,931,204)	3,935,398	5,086,157

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,707,689	(780,594)	22,580	(158,062)	791,613
2021	1,966,675	(887,070)	25,527	2,716,672	3,821,804
2020	1,464,473	(813,899)	35,553	1,058,973	1,745,100

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Frank H. Laukien, Ph.D. ($)	Total - Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)
2022	3,791,720	(1,634,164)	(2,110,487)	47,069
2021	3,414,084	4,953,463	3,496,660	11,864,207
2020	3,992,454	555,746	(612,802)	3,935,398

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	710,201	(404,274)	(463,989)	(158,062)
2021	929,504	1,113,335	673,833	2,716,672
2020	1,072,845	98,228	(112,100)	1,058,973

(4)
The Peer Group TSR set forth in this table utilizes the SIC Code 3826 Laboratory Analytical Instruments Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the SIC Code 3826 Laboratory Analytical Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Non-GAAP Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. We define the term non-GAAP diluted earnings per share, or non-GAAP diluted EPS, as GAAP diluted earnings per share excluding the effects of certain restructuring costs, acquisition and related integration expenses, amortization of acquired intangible assets and other non-operational costs. Information regarding our use of other non-GAAP financial measures, including how we define and calculate such non-GAAP financial measures, is included beginning on page 37 under Part II, Item 7 - Management’s Discussion and Analysis of Financial Condition and Results of our Operations of our Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on March 1, 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Non-GAAP Diluted EPS
Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the SIC Code 3826 Laboratory Analytical Instruments Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the SIC Code 3826 Laboratory Analytical Instruments Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column reflect the totals reported in the “Stock Awards” and “Option Awards” in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the applicable year.

Year	Summary Compensation Table Total for Frank H. Laukien, Ph.D. ($)	Exclusion of Stock Awards and Option Awards for Frank H. Laukien, Ph.D. ($)	Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)	Compensation Actually Paid to Frank H. Laukien, Ph.D. ($)
2022	5,057,195	(3,241,398)	47,069	1,862,866
2021	5,594,539	(3,158,589)	11,864,207	14,300,157
2020	4,081,963	(2,931,204)	3,935,398	5,086,157

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Frank H. Laukien, Ph.D. ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Frank H. Laukien, Ph.D. ($)	Total - Inclusion of Equity Values for Frank H. Laukien, Ph.D. ($)
2022	3,791,720	(1,634,164)	(2,110,487)	47,069
2021	3,414,084	4,953,463	3,496,660	11,864,207
2020	3,992,454	555,746	(612,802)	3,935,398

Non-PEO NEO Average Total Compensation Amount	$ 1,707,689	$ 1,966,675	$ 1,464,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ 791,613	3,821,804	1,745,100
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column reflect the totals reported in the “Stock Awards” and “Option Awards” in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the applicable year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,707,689	(780,594)	22,580	(158,062)	791,613
2021	1,966,675	(887,070)	25,527	2,716,672	3,821,804
2020	1,464,473	(813,899)	35,553	1,058,973	1,745,100

The amounts in the Inclusion of Equity Values columns in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	710,201	(404,274)	(463,989)	(158,062)
2021	929,504	1,113,335	673,833	2,716,672
2020	1,072,845	98,228	(112,100)	1,058,973

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return, or the “TSR”

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Non-GAAP Diluted EPS

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Non-GAAP Diluted EPS during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the SIC Code 3826 Laboratory Analytical Instruments Index over the same period.

Tabular List [Table Text Block]

Tabular List of the Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEOs for 2022 to Company Performance. The measures in this table are not ranked.

Organic Revenue Growth
Non-GAAP Operating Profit
Non-GAAP Diluted Earnings Per Share (EPS)

Total Shareholder Return Amount	$ 135.30	165.58	106.58
Peer Group Total Shareholder Return Amount	118.35	172.65	135.89
Net Income (Loss)	$ 298.5	$ 280.6	$ 161.4
Company Selected Measure Amount	2.34	2.10	1.35
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth
Non-GAAP Measure Description [Text Block]
(5)
We determined Non-GAAP Diluted EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. We define the term non-GAAP diluted earnings per share, or non-GAAP diluted EPS, as GAAP diluted earnings per share excluding the effects of certain restructuring costs, acquisition and related integration expenses, amortization of acquired intangible assets and other non-operational costs. Information regarding our use of other non-GAAP financial measures, including how we define and calculate such non-GAAP financial measures, is included beginning on page 37 under Part II, Item 7 - Management’s Discussion and Analysis of Financial Condition and Results of our Operations of our Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on March 1, 2023. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Diluted Earnings Per Share (EPS)
Frank H. Laukien, Ph.D. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,057,195	$ 5,594,539	$ 4,081,963
PEO Actually Paid Compensation Amount	1,862,866	14,300,157	5,086,157
Frank H. Laukien, Ph.D. [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,241,398)	(3,158,589)	(2,931,204)
PEO [Member] | Frank H. Laukien, Ph.D. [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,069	11,864,207	3,935,398
PEO [Member] | Frank H. Laukien, Ph.D. [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,791,720	3,414,084	3,992,454
PEO [Member] | Frank H. Laukien, Ph.D. [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,634,164)	4,953,463	555,746
PEO [Member] | Frank H. Laukien, Ph.D. [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,110,487)	3,496,660	(612,802)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(780,594)	(887,070)	(813,899)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,580	25,527	35,553
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(158,062)	2,716,672	1,058,973
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	710,201	929,504	1,072,845
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(404,274)	1,113,335	98,228
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (463,989)	$ 673,833	$ (112,100)